Stockholders’ Equity (Details) - Schedule of Option Outstanding ang Option Exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Option Outstanding Ang Option Exercisable Abstract
Option Outstanding, Exercise price	$ 1.3	$ 4.05
Option Outstanding, Number Outstanding	72,398,603	4,408,267	2,902,619	541,021
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 9 months 29 days	4 years 3 months 14 days	4 years 8 months 15 days
Option Exercisable, Weighted Average Exercise Price	$ 4.99	$ 4.19
Option Exercisable, Number Exercisable	63,279,603
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 8 months 1 day	4 years 25 days